Cash and Cash Equivalents - Annual Yield Rates of Bank Deposits, Commercial Paper, Negotiable Certificates of Deposit and Time Deposits and Repurchase Agreements Collateralized by Bonds (Detail)	Dec. 31, 2023	Dec. 31, 2022
Bank deposits [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	3.10%	2.62%
Bank deposits [Member] | Bottom of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.00%	0.00%
Commercial paper [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	1.33%	1.30%
Commercial paper [Member] | Bottom of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.72%	0.56%
Negotiable certificates of deposit [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	1.38%
Negotiable certificates of deposit [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate		1.45%
Negotiable certificates of deposit [Member] | Bottom of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate		1.20%
Time deposits [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	5.50%	4.65%
Time deposits [Member] | Bottom of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.01%	0.01%